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                                   iPCS, INC.
                             1901 NORTH ROSELLE ROAD
                           SCHAUMBURG, ILLINOIS 60195



                                November 1, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  iPCS, Inc.
     iPCS Wireless, Inc.
     iPCS Equipment, Inc.
     Amendment No. 2 to Registration Statement on Form S-4
     Filed November 1, 2004
     File No. 333-117942


     Dear Ladies and Gentlemen:


     iPCS, Inc. (the "Issuer"), as successor by merger to iPCS Escrow
Company, and iPCS Wireless, Inc. and iPCS Equipment, Inc., as co-registrants, concurrently are filing Amendment No. 2 to the Registration Statement on Form S-4 (SEC File No. 333-117942) (the "Registration Statement") related to the Issuer's 11 1/2% Senior Notes due 2012. In connection with the Registration Statement, we wish to advise you of the following:

     1. The no-action letters on which the Issuer is relying in order to make the exchange offer (the "Exchange Offer") of the 11 1/2% Senior Notes due 2012 of the Issuer (the "new notes") for the outstanding 11 1/2% Senior Notes due 2012 of the Issuer (the "old notes") are as follows:
          Exxon Capital Holdings Corporation (available May 13, 1988) (the "Exxon Capital Letter"), Morgan Stanley & Co. Incorporated (available June 5, 1991) (the "Morgan Stanley Letter"), K-III Communications Corporation (available May 14, 1993) and Shearman & Sterling (available July 2, 1993) (the "Shearman & Sterling Letter"). The basis for the Issuer's reliance on these no-action letters is that it succeeded by operation of law to the obligations of iPCS Escrow Company's obligations under the indenture and registration rights agreement with respect to the old notes. These obligations of the Issuer were also assumed pursuant to the terms of the Issuer's confirmed plan of reorganization.

     2. In connection with the Exchange Offer, the Issuer makes the following representation in accordance with the Morgan Stanley Letter:


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Securities and Exchange Commission
November 1, 2004
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          The Issuer has not entered into any arrangement or understanding with any person to distribute the new notes to be received in the Exchange Offer and to the best of the Issuer's information and belief, each person participating in the Exchange Offer is acquiring the new notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the new notes to be received in the Exchange Offer. In this regard, the Issuer will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus or otherwise) that if such person is participating in the Exchange Offer for the purpose of distributing the new notes to be acquired in the Exchange Offer, such person: (a) could not rely on the staff position enunciated in the Exxon Capital Letter or interpretive letters to similar effect; and
          (b) must comply with registration and prospectus delivery requirements of the Securities Act of 1933, as amended, in connection with a secondary resale transaction. The Issuer acknowledges that such a secondary resale transaction by such person participating in the Exchange Offer for the purpose of distributing the new notes should be covered by an effective registration statement containing the selling security holder information required by Item 507 of Regulation S-K.

     3. In accordance with the Shearman & Sterling Letter, the Issuer represents that:

          a. no broker-dealer has entered into any arrangement or understanding with the Issuer or an affiliate of the Issuer to distribute the new notes;

          b. the Issuer will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus or otherwise) that any broker-dealer who holds old notes acquired for its own account as a result of market-making activities or other trading activities and who receives new notes in exchange for such old notes pursuant to the Exchange Offer may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act of 1933, as amended, as described in paragraph (1) of the Shearman & Sterling Letter in connection with any resale of such new notes; and

          c. the Issuer will include in the transmittal letter or similar documentation to be executed by an exchange offeree in order to participate in the Exchange Offer a provision that if the exchange offeree is a broker-dealer holding old notes acquired for its own account as a result of market-making activities or other trading activities, an acknowledgment that it will deliver a prospectus meeting the requirements of the Securities Act of 1933, as amended, in connection with any resale of new notes received in respect of the old notes pursuant to the Exchange Offer. The Issuer also notes that the transmittal letter or similar documentation to be executed by an exchange offeree in order to participate in the Exchange Offer will contain a statement to the effect that by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an

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Securities and Exchange Commission
November 1, 2004
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               "underwriter" within the meaning of the Securities Act of 1933, as amended.

                                   iPCS, INC.

                                   Very truly yours,

                                   /s/ STEBBINS B. CHANDOR, JR.
                                   -------------------------------------
                                   Stebbins B. Chandor, Jr.
                                   Executive Vice President Operations and
                                   Chief Financial Officer


cc:   Paul W. Theiss - MAYER, BROWN, ROWE & MAW LLP
      Robert J. Wild - MAYER, BROWN, ROWE & MAW LLP